FAIR VALUE AND RISK MANAGEMENT - Foreign exchange forward contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) contract	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 EUR (€) contract
Foreign exchange forward contracts
Notional amount	$ 2,991,651	$ 2,434,136
Fair value gains (losses) on financial instruments, net	11,383	(1,214)
Fair value (losses) gains, net	$ (219,728)	1,298,865
Foreign Exchange Collar contracts
Foreign exchange forward contracts
Number of contracts outstanding | contract	12		12	12
Fair value gains (losses) on financial instruments, net		$ (2,600)
Foreign Exchange Collar contracts | Sell US Dollars And Receive Canadian Dollars
Foreign exchange forward contracts
Notional amount			$ 72.0
Foreign Exchange Collar contracts | sell Eurosand Receive Canadian Dollars
Foreign exchange forward contracts
Number of contracts outstanding | contract	18		18	18
Notional amount | €				€ 24.0